Prepayment for acquisition (Details) - CNY (¥)	Dec. 24, 2024	Jun. 30, 2025	Dec. 31, 2024
Prepayment for acquisition
Prepayment for acquisition			¥ 32,000,000
Kunyuan | Meirusi
Prepayment for acquisition
Equity interest acquired	75.00%
Consideration for acquisition	¥ 9,000,000
Jiazhi | Meirusi
Prepayment for acquisition
Equity interest acquired	100.00%
Consideration for acquisition	¥ 23,000,000
Kunyuan
Prepayment for acquisition
Equity interest held		74.97%
Meirusi | Kunyuan
Prepayment for acquisition
Consideration for acquisition	¥ 9,000,000
Meirusi | Kunyuan
Prepayment for acquisition
Equity interest held	75.00%